SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 CDO V VIE		Dec. 31, 2013 CDO VIII Repack VIE		Dec. 31, 2011 Restated
Aggregate Face Amount of debt eliminated upon consolidation	$ 133,900	$ 71,100
Carrying Value of debt eliminated upon consolidation	87,500	62,500
Decrease in gross assets in deconsolidation of CDO	1,100,000						301,600
Decrease in gross liabilities in deconsolidation of CDO	1,200,000						357,000
Gain on deconsolidation							45,072
Decrease in AOCI loss in deconsolidation of CDO	25,500						10,300
Gain on sale of CDO assets	224,300
Debt Face Amount	3,030,490	2,786,059	39,800		116,800
Carrying Value of Newcastle's Investment	$ 2,002		$ 2,002	[1]	$ 104,308	[1],[2]

[1]	This amount represents Newcastle's maximum exposure to loss from this entity.
[2]	See Notes 13 and 14 for information about the securitization that is collateralized by certain Newcastle CDO VIII Class I Notes.